Business Acquisitions - ITC Holdings (Details) CAD / shares in Units, $ / shares in Units, km in Thousands, MW in Thousands, $ in Millions			3 Months Ended		12 Months Ended
	Oct. 14, 2016 USD ($) station km $ / shares CAD / $ shares	Oct. 14, 2016 CAD shares	Dec. 31, 2016 USD ($) station km CAD / $	Dec. 31, 2016 CAD	Dec. 31, 2016 CAD MW	Dec. 31, 2015 CAD CAD / $	Oct. 31, 2016	Oct. 13, 2016 CAD / shares CAD / $
Business Acquisition [Line Items]
Advances from non-controlling interests					CAD 1,361,000,000	CAD 20,000,000
Share consideration					CAD 4,684,000,000	CAD 0
Closing share price (CAD per share) | CAD / shares								CAD 40.96
Foreign exchange rate (CAD per USD) | CAD / $	1.32		1.34			1.38		1.32
ITC
Business Acquisition [Line Items]
Combined peak transmission line capacity (MW) (more than) | MW					26
Area of operation (km) | km			25
Generating facilities | station	570		570
Unsecured | ITC
Business Acquisition [Line Items]
Face value | $			$ 385
ITC
Business Acquisition [Line Items]
Noncontrolling ownership (percent)	19.90%						19.90%
ITC
Business Acquisition [Line Items]
Aggregate purchase price	$ 11,800	CAD 15,700,000,000
Consolidated indebtedness at fair value acquired	$ 4,800	CAD 6,300,000,000
Cash paid per share (USD per share) | $ / shares	$ 22.57
Entity shares issued per acquiree share | shares	0.7520	0.7520
Cash and share consideration given	$ 7,000	CAD 9,342,000,000
Payment for ownership	3,500	CAD 4,658,000,000
Advances from non-controlling interests | $	$ 1,228
Shares issued per share purchased | shares	114,400,000	114,400,000
Share consideration	$ 3,500	CAD 4,684,000,000
Combined peak transmission line capacity (MW) (more than) | MW					26
Area of operation (km) | km	25
Acquisition-related expenses					CAD 118,000,000	CAD 10,000,000
Acquisition-related expenses, net of tax					90,000,000	7,000,000
Accelerated vesting of the stock-based compensation awards			17	CAD 22,000,000
ITC | Operating expenses
Business Acquisition [Line Items]
Acquisition-related expenses					79,000,000	10,000,000
Acquisition-related expenses, net of tax					62,000,000	7,000,000
ITC | Finance charges
Business Acquisition [Line Items]
Acquisition-related expenses					39,000,000	0
Acquisition-related expenses, net of tax					CAD 28,000,000	CAD 0
ITC | ITC
Business Acquisition [Line Items]
Accelerated vesting of the stock-based compensation awards			$ 21	CAD 27,000,000
ITC | Unsecured
Business Acquisition [Line Items]
Face value | $	$ 2,000
ITC | Unsecured | 6.00% Unsecured US Shareholder Note
Business Acquisition [Line Items]
Face value | $	199
Bridge loan | ITC | Credit facility
Business Acquisition [Line Items]
Drawings from non-revolving term senior unsecured equity bridge credit facility	$ 404	CAD 535,000,000